Note D - Financing Arrangements (Details) - Future Minimum Lease Payments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Future Minimum Lease Payments [Abstract]
$ 860
539
398
272
211
11
$ 2,291